Restatement (Details Textual) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended		3 Months Ended			9 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2011 Under Statement [Member]	Sep. 30, 2011 Over Statement [Member]	Jun. 30, 2011 Over Statement [Member]	Sep. 30, 2011 Over Statement [Member]
Net loss attributable to ThermoEnergy Corporation common stockholders	$ (1,992)	$ (6,509)	$ (1,507)	$ (7,321)	$ (1,358)	$ (7,822)	$ (5,582)	$ (1,988)	$ (17,329)	$ (16,750)	$ 4,700	$ 3,900	$ 1,500	$ 700